Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation, end of year	$ 37.6	$ 223.5
Accumulated benefit obligation, end of year	25.4	212.5
Fair value of plan assets, end of year	$ 3.3	$ 171.8